Business combination, Assets acquired and liabilities assumed (Details) - Goodwood [Member] $ in Thousands	May 31, 2022 USD ($)
ASSETS [Abstract]
Current assets	$ 9,912
Non-current assets	2,522
TOTAL ASSETS	12,433
LIABILITIES [Abstract]
Current liabilities	(570)
Non-current liabilities	(2,342)
TOTAL LIABILITIES	(2,912)
TOTAL IDENTIFIABLE NET ASSETS AT FAIR VALUE	9,521
Previously held equity interest re-measured at fair value	(6,030)
Non-controlling interest measured at fair value	(4,453)
Goodwill arising on acquisition	1,356
PURCHASE CONSIDERATION TRANSFERRED	$ 394